SUPPLEMENT DATED SEPTEMBER 16, 2004 TO THE
                  FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE
                 LIFE INSURANCE SEPARATE ACCOUNT B PROSPECTUS
                                DATED MAY 1, 2004



Footnote 1 on page 12 is deleted in its entirety, since all listed subaccounts are now available to contractowners in California.


ISP0904